CONSOLIDATED STATEMENT OF CASH FLOWS	9 Months Ended
Dec. 31, 2019 USD ($)
Cash flows from operating activities:
Net income	$ 2,309,409
Adjustments to reconcile net income to net cash used in operating activities:
Trust income reinvested in Trust Account	(5,111,208)
Changes in operating assets and liabilities:
Prepaid expenses	(319,239)
Accounts payable	1,268,808
Net cash used in operating activities	(1,852,230)
Cash flows from investing activities:
Principal deposited in Trust Account	(400,000,000)
Cash withdrawn from Trust for income taxes	1,149,999
Net cash used in investing activities	(398,850,001)
Cash flows from financing activities:
Proceeds from promissory note - related party	60,675
Repayment of promissory note - related party	(60,675)
Proceeds from private placement of warrants	9,500,000
Proceeds from sale of Class A common stock	400,000,000
Payment of underwriters' discount	(8,000,000)
Payment of offering costs	(306,544)
Net cash provided by financing activities	401,193,456
Increase in cash during period	491,225
Cash and equivalents at end of period	491,225
Supplemental disclosure of cash flow information:
Cash paid for taxes	1,149,999
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation	14,000,000
Class A common stock subject to possible redemption	384,278,530
Offering costs paid by sponsor in exchange for founder shares (Class B Common Stock)	25,000
Deferred offering costs included in accounts payable	$ 224,325